Commitments and Contingencies Commitments and Contingencies Disclosure (Tables)	12 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum payments required for our lease obligations for the next five fiscal years and thereafter are as follows at June 30, 2014:

	Operating lease obligations	Build-to-suit lease obligations (1)	Capital lease obligations
2015	$14,067	$—	$4,572
2016	7,200	8,989	2,985
2017	6,601	10,788	1,163
2018	4,816	10,788	477
2019	4,071	10,788	—
Thereafter	13,714	78,240	—
Total	$50,469	$119,593	$9,197

Schedule of Maturities of Debt Obligations [Table Text Block]
The required principal payments due during the next five years and thereafter under our outstanding long-term debt obligations (excluding our short-term uncommitted credit facility) at June 30, 2014 are as follows:

2015	$16,375
2016	18,422
2017	42,984
2018	349,078
2019	—
Thereafter	—
Total	$426,859